Derivative financial instruments - Schedule of Amounts Reclassified from Reserves to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges | Interest rate | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	£ (185)	£ 2,542
Fair value hedges | Interest rate | Fixed rate mortgages | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(51)	(264)
Fair value hedges | Interest rate | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	80	(672)
Fair value hedges | Interest rate | Fixed rate issuance | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(10)	(13)
Fair value hedges | Interest rate | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(1,158)	962
Fair value hedges | Interest rate | Fixed rate bonds | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(17)	13
Cash flow hedges | Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(56)	250
Cash flow hedges | Interest rate | Customer deposits | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	1,074	576
Hedge ineffectiveness recognised in the income statement	8	(3)
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	(1,020)	(670)
Cash flow hedges | Interest rate | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	1,006	(1,721)
Cash flow hedges | Interest rate | Customer loans | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(2,880)	(134)
Hedge ineffectiveness recognised in the income statement	(61)	17
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	2,600	1,663
Cash flow hedges | Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	414	(468)
Cash flow hedges | Interest rate | Central bank balances | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(603)	297
Hedge ineffectiveness recognised in the income statement	(3)	3
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	718	519
Cash flow hedges | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(91)	14
Cash flow hedges | Foreign currency issuance | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	92	(14)
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	(1)	5
Cash flow hedges | Foreign currency issuance | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	£ 0	£ 0